Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Mar. 16, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Sep. 12, 2017
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Account Value	$ 9,554	$ 10,068	$ 9,411	$ 9,516	$ 9,718	$ 8,990	$ 9,325	$ 9,470	$ 9,193	$ 8,793	$ 9,449	$ 10,300	$ 10,977	$ 11,051	$ 11,149	$ 11,005	$ 11,519	$ 11,152	$ 10,863	$ 10,514		$ 10,549	$ 10,498	$ 10,423	$ 10,091	$ 9,873	$ 9,757	$ 9,848	$ 10,129	$ 9,993	$ 9,887	$ 10,000
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Account Value	9,554	10,068	9,411	9,516	9,718	8,990	9,325	9,470	9,193	8,793	9,449	10,300	10,977	11,051	11,149	11,005	11,519	11,152	10,863	10,514		10,549	10,498	10,423	10,091	9,873	9,757	9,848	10,129	9,993	9,887	10,000
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Account Value	477,716	503,405	470,547	475,802	485,924	449,511	466,231	473,475	459,654	439,657	472,467	515,018	548,831	552,546	557,471	550,249	575,940	557,625	543,169	525,712		527,436	524,890	521,163	504,541	493,671	487,829	492,377	506,468	499,666	494,342	500,000
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Account Value	8,993	9,476	8,858	8,957	9,147	8,462	8,777	8,913	8,653	8,276	8,894	9,695	10,332	10,402	10,494	10,358	10,842	10,497	10,225	9,896	$ 10,000
Bloomberg Global Aggregate ex USD Bond (USD Hedged) Index
Account Value [Line Items]
Account Value	11,765	11,679	11,286	11,273	11,208	10,638	10,721	10,643	10,348	10,329	10,562	11,003	11,467	11,459	11,449	11,409	11,630	11,521	11,444	11,246		11,189	11,315	11,003	10,709	10,402	10,208	10,225	10,177	10,082	9,969	10,000
Bloomberg Global Aggregate ex USD Bond (USD Hedged) Index
Account Value [Line Items]
Account Value	11,765	11,679	11,286	11,273	11,208	10,638	10,721	10,643	10,348	10,329	10,562	11,003	11,467	11,459	11,449	11,409	11,630	11,521	11,444	11,246		11,189	11,315	11,003	10,709	10,402	10,208	10,225	10,177	10,082	9,969	10,000
Bloomberg Global Aggregate ex USD Bond (USD Hedged) Index
Account Value [Line Items]
Account Value	588,264	583,931	564,280	563,661	560,404	531,889	536,073	532,171	517,380	516,438	528,087	550,138	573,360	572,956	572,448	570,456	581,495	576,055	572,183	562,282		$ 559,453	$ 565,737	$ 550,165	$ 535,464	$ 520,076	$ 510,413	$ 511,260	$ 508,827	$ 504,104	$ 498,456	$ 500,000
Bloomberg Global Aggregate ex USD Bond (USD Hedged) Index
Account Value [Line Items]
Account Value	$ 10,456	$ 10,379	$ 10,030	$ 10,019	$ 9,961	$ 9,454	$ 9,528	$ 9,459	$ 9,196	$ 9,179	$ 9,386	$ 9,778	$ 10,191	$ 10,184	$ 10,175	$ 10,139	$ 10,336	$ 10,239	$ 10,170	$ 9,994	$ 10,000